Debt Obligations and Financing Arrangements - Additional Information (Detail)								1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	May. 27, 2015 USD ($)	Jan. 31, 2015 USD ($)	Apr. 11, 2014 USD ($)	Feb. 26, 2013 USD ($) shares	Feb. 01, 2013 USD ($)	Sep. 28, 2012 USD ($) Agreement	Jul. 31, 2015 USD ($)	Oct. 31, 2015 USD ($)	Nov. 01, 2014 USD ($)	Oct. 31, 2015 USD ($) Agreement	Nov. 01, 2014 USD ($)	Jan. 31, 2015 USD ($)	Feb. 01, 2014 USD ($)	May. 26, 2015 USD ($)
Line of Credit Facility [Line Items]
Number of credit agreements | Agreement							2				2
Maximum borrowing capacity							$ 300,000,000
Payment of original issue discount							2,500,000
Interest expense recognized									$ 3,289,000	$ 4,754,000	$ 12,286,000	$ 13,796,000	$ 19,103,000	$ 19,341,000
Retained earnings balance as of dividend date	$ 9,597,000		$ 23,738,000						9,597,000	11,730,000	9,597,000	11,730,000	23,738,000	20,423,000
Dividend recorded as a reduction of additional paid-in capital											48,848,000	57,951,000	57,951,000
Additional Original debt issue discount			2,788,000										2,788,000
Excess cash flow payments	3,367,000		7,794,000						3,367,000	3,350,000	3,367,000	3,350,000	7,794,000	7,012,000
Borrowings under the credit agreement											444,791,000	482,464,000	674,457,000	471,891,000
Repayments on revolving credit facility											426,737,000	459,797,000	674,457,000	471,891,000
Repayments on term loan											110,092,000	6,776,000	7,612,000	2,750,000
Debt issuance costs written off													600,000	1,100,000
Debt original issue discount written off													800,000	1,400,000
Senior Secured Credit Facilities [Member]
Line of Credit Facility [Line Items]
Debt issuance costs written off								$ 1,500,000
Debt original issue discount written off								800,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity							225,000,000
Additional Original debt issue discount	$ 1,600,000		2,800,000						$ 1,600,000	$ 2,900,000	$ 1,600,000	$ 2,900,000	$ 2,800,000
Debt instrument, interest rates description											The higher of the Prime Rate, the Federal Funds Effective Rate plus 0.50%, the Eurodollar Rate plus 1.00%, or 2.00%; plus the Applicable Margin. The Term Loan also allows for Eurodollar Loans with a floor of 1.00%, plus the Applicable Margin. The Applicable Margin is 2.75% for a Base Rate Loan and 3.75% for a Eurodollar Loan.
Interest rate on outstanding borrowings under the Term Loan	4.75%								4.75%	4.75%	4.75%	4.75%
Term Loan [Member] | Federal Funds Effective [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate											0.50%
Term Loan [Member] | Eurodollar [Member]
Line of Credit Facility [Line Items]
Applicable margin											3.75%
Term Loan [Member] | Eurodollar [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate											1.00%
Term Loan [Member] | Eurodollar [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate											2.00%
Term Loan [Member] | Eurodollar [Member] | Floor Rate [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate											1.00%
Term Loan [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Applicable margin											2.75%
Term Loan [Member] | Senior Secured Credit Facilities [Member]
Line of Credit Facility [Line Items]
Additional principal amount allowed					$ 50,000,000
Debt Issuance cost					2,200,000
Additional original issue discount					1,800,000
Interest expense recognized					400,000
Amount available under Term Loan to distribute cash dividend to common shareholders					$ 46,200,000
Share repurchase | shares					4,999,625
Debt issuance costs				$ 2,000,000	$ 1,600,000
Deferred debt financing fees recognized				1,300,000	1,100,000
Debt issuance costs recognized in general and administrative expenses				300,000	500,000
Dividend recorded as a reduction of retained earnings				23,600,000
Retained earnings balance as of dividend date				0
Dividend recorded as a reduction of additional paid-in capital				34,400,000
Additional Original debt issue discount				400,000
Repayments on term loan								103,100,000
Term Loan, Second Amendment [Member]
Line of Credit Facility [Line Items]
Description regarding additional principal amount allowed under Term Loan													The primary purpose of the additional term loan borrowing was to distribute $58.0 million as a cash dividend to common shareholders as consented by the original Term Loan lenders.
Term Loan, Second Amendment [Member] | Term Loan [Member] | Senior Secured Credit Facilities [Member]
Line of Credit Facility [Line Items]
Additional principal amount allowed				60,000,000
Amount available under Term Loan to distribute cash dividend to common shareholders				58,000,000
Increase in debt issuance cost				400,000
Increase in original issue discount				$ 200,000
Description regarding additional principal amount allowed under Term Loan				The primary purpose of the additional term loan borrowing was to distribute $58.0 million as a cash dividend to common shareholders as consented by the original Term Loan lenders.
Debt Instrument, Frequency of Periodic Payment													27 consecutive quarterly payments
Debt Instrument, Periodic Payment						$ 800,000
Excess cash flow payments			$ 4,400,000										$ 4,400,000	$ 4,300,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity							$ 75,000,000
Credit Facility interest rate													4.75%	5.25%
Credit Facility maximum borrowing capacity, percentage	90.00%		90.00%						90.00%		90.00%		90.00%
Credit Facility maximum borrowing capacity		$ 125,000,000	$ 75,000,000										$ 75,000,000		$ 75,000,000
Increase in amount of revolving credit facility													25,000,000
Credit Facility	$ 18,100,000		0						$ 18,100,000		$ 18,100,000		0
Borrowings available under credit facility	103,400,000		73,500,000						103,400,000		103,400,000		73,500,000
Letter of credit commitments	3,300,000		1,300,000						3,300,000		3,300,000		1,300,000
Rent reserves	$ 200,000		200,000						200,000		$ 200,000		200,000
Credit Facility interest rate applicable	4.00%
Unused line of credit fees													0.2	$ 0.2
Borrowings under the credit agreement		50,000,000
Payment of cash dividend		48,800,000
Line of credit, interest rates description											The higher of the Prime Rate, the Federal Funds Effective Rate plus 0.50%, or the Eurodollar Rate plus 1.00%; plus Applicable Margin (which could range from 0.75% to 1.25%). Under the terms of the Revolving Credit Facility, the Applicable Margin may fluctuate subject to periodic measurements of average availability, as defined. The Revolving Credit Facility also allows for Eurodollar Loans comprised of the Eurodollar Base Rate plus Applicable Margin (which could range from 1.75% to 2.25%).
Revolving Credit Facility [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Credit Facility current borrowing capacity	$ 25,000,000		25,000,000						25,000,000		$ 25,000,000		25,000,000
Revolving Credit Facility [Member] | Swingline Loan Facility [Member]
Line of Credit Facility [Line Items]
Credit Facility current borrowing capacity	$ 20,000,000		$ 20,000,000						$ 20,000,000		$ 20,000,000		$ 20,000,000
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Applicable margin						3.75%					0.75%		0.75%
Credit Facility interest rate applicable			2.19%
Credit Facility, variable unused line fee											0.25%		0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Applicable margin						4.00%					1.25%		1.25%
Credit Facility interest rate applicable			4.25%
Credit Facility, variable unused line fee											0.375%		0.375%
Revolving Credit Facility [Member] | Federal Funds Effective [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate						0.50%					0.50%		0.50%
Revolving Credit Facility [Member] | Eurodollar [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate											1.00%		1.00%
Revolving Credit Facility [Member] | Eurodollar [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate						1.00%
Applicable margin						2.75%							1.75%
Applicable margin on the interest rate	1.75%								1.75%		1.75%
Revolving Credit Facility [Member] | Eurodollar [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit Facility interest rate						2.00%
Applicable margin						3.00%							2.25%
Applicable margin on the interest rate	2.25%								2.25%		2.25%
Revolving Credit Facility [Member] | Senior Secured Credit Facilities [Member]
Line of Credit Facility [Line Items]
Dividend recorded as a reduction of retained earnings	$ 33,900,000								$ 33,900,000		$ 33,900,000
Retained earnings balance as of dividend date		$ 0
Dividend recorded as a reduction of additional paid-in capital	$ 14,900,000
Repayments on revolving credit facility								$ 50,000,000
Term Loan Amendment [Member] | Term Loan [Member] | Senior Secured Credit Facilities [Member]
Line of Credit Facility [Line Items]
Increase in debt issuance cost					1,100,000
Increase in original issue discount					$ 400,000